Financial Instruments and Risk Management (Market risk - Linkage Terms of Monetary Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 263	$ (49)
Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,181	2,041
Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	417	473
Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	91	91
Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,583	1,418
Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	55	45
Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	35	14
Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4,073	4,279
Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	512	577
Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,006	1,064
Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	198	153
Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,312	2,436
Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	45	49
US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(729)	(736)
US Dollar risk[Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	824	865
US Dollar risk[Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	89
US Dollar risk[Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	84	86
US Dollar risk[Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	659	684
US Dollar risk[Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	2
US Dollar risk[Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	25	4
US Dollar risk[Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,553	1,601
US Dollar risk[Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	161	196
US Dollar risk[Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	202	210
US Dollar risk[Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	49	33
US Dollar risk[Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,141	1,161
US Dollar risk[Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	1
Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(599)	(320)
Euro Currency Risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	368	309
Euro Currency Risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	17	23
Euro Currency Risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	0
Euro Currency Risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	329	260
Euro Currency Risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	18	22
Euro Currency Risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	4
Euro Currency Risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,160	926
Euro Currency Risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	137	92
Euro Currency Risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	229	216
Euro Currency Risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	91	73
Euro Currency Risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	659	499
Euro Currency Risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	44	46
British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	44	10
British Pound risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	81	47
British Pound risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	5
British Pound risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	73	41
British Pound risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
British Pound risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	60	65
British Pound risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	18	12
British Pound risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	27	28
British Pound risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	4
British Pound risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	21
British Pound risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	880	611
Israeli Shekel risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	102	104
Israeli Shekel risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	3
Israeli Shekel risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	89	82
Israeli Shekel risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	19
Israeli Shekel risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,030	1,247
Israeli Shekel risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	178	184
Israeli Shekel risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	372	410
Israeli Shekel risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	27	18
Israeli Shekel risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	453	635
Israeli Shekel risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	258	178
Chinese Yuan Renminbi risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	386	357
Chinese Yuan Renminbi risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	306	263
Chinese Yuan Renminbi risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	3
Chinese Yuan Renminbi risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	78	91
Chinese Yuan Renminbi risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	128	225
Chinese Yuan Renminbi risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	10	52
Chinese Yuan Renminbi risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	69	91
Chinese Yuan Renminbi risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	15
Chinese Yuan Renminbi risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	34	67
Chinese Yuan Renminbi risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	323	134
Brazilian Real risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	346	304
Brazilian Real risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	30	76
Brazilian Real risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	308	222
Brazilian Real risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Brazilian Real risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	5
Brazilian Real risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	134	207
Brazilian Real risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	41
Brazilian Real risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	103	103
Brazilian Real risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	10
Brazilian Real risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	51
Brazilian Real risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	2
Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	86	74
Other [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	74	55
Other [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	14
Other [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	2
Other [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	47	38
Other [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	0
Other [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Other [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	8
Other [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Other [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	6
Other [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	2
Other [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Non-derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(1,892)	(2,238)
Non-derivative instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(729)	(736)
Non-derivative instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(792)	(617)
Non-derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	(18)
Non-derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(928)	(1,143)
Non-derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	258	132
Non-derivative instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	212	97
Non-derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	66	47
Derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,155	2,189
Derivative instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	193	297
Derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	28
Derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,808	1,754
Derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	46
Derivative instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	111	37
Derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	27
SWAP USD into ILS [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	462	579
SWAP USD into ILS [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	462	579
SWAP USD into ILS [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	302	733
Cylinder instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	47	57
Cylinder instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	12
Cylinder instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	240	660
Cylinder instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	4
Forward Transactions Hedge Accounting [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
Forward Transactions Hedge Accounting [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
Forward Transactions Hedge Accounting [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
Forward Transactions Hedge Accounting [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	360
Forward Transactions Hedge Accounting [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
Forward Transactions Hedge Accounting [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
Forward Transactions Hedge Accounting [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
Forward contracts [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,031	877
Forward contracts [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	146	240
Forward contracts [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	16
Forward contracts [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	746	515
Forward contracts [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	46
Forward contracts [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	111	37
Forward contracts [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 17	$ 23